Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2014
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥—	¥7,700
(Year ended March 31, 2014—weighted-average variable rate per annum : 0.5% as of March 31, 2014)
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	12,307	1,795
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)
(Year ended March 31, 2014—weighted-average variable rate per annum : 1.3% as of March 31, 2014)

Total short-term borrowings	¥12,307	¥9,495

Long-Term Debt

Long-term debt as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥220,000
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
(Year ended March 31, 2014—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	1,016	836
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
(Year ended March 31, 2014—interest rates per annum :0.9%-1.2%, due : years ending March 31, 2015-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	443	15
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)
(Year ended March 31, 2014—interest rates per annum : 7.5%, due : year ending March 31, 2018)

Sub-total	¥241,459	¥220,851
Less: Current portion	(70,437)	(248)

Total long-term debt	¥171,022	¥220,603

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2014, were as follows:

Year ending March 31,	Millions of yen
2015	¥248
2016	203
2017	200
2018	60,200
2019	110,000
Thereafter	50,000

Total	¥220,851